Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 4,844	$ 4,631
Loss exposed due to involvement with Variable Interest Entities	7,700
Operating leases maximum maturity date	2023
Rental expense	$ 76,547	$ 70,933	$ 61,835